American Beacon Shapiro SMID Cap Equity Fund

Supplement dated June 21, 2022 to the Prospectus and Summary Prospectus,

each dated October 28, 2021, as previously amended or supplemented

The Board of Trustees of the American Beacon Funds has approved certain changes to the investment objective and diversification policy for the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”). Therefore, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus:

I.	The Fund’s investment objective is changed from “long-term capital appreciation” to “long-term capital appreciation and current income.” Accordingly, the following changes are made:

A.	On page 7 of the Prospectus and page 1 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon Shapiro SMID Cap Equity Fund – Investment Objective,” the section is deleted and replaced with the following:

The Fund’s investment objective is long-term capital appreciation and current income.

B.	On page 23 of the Prospectus, under the heading “Additional Information About the Funds – Additional Information About Investment Policies and Strategies – Investment Objectives,” the sentence related to the Fund is deleted and replaced with the following:

The American Beacon Shapiro SMID Cap Equity Fund’s investment objective is long-term capital appreciation and current income.

II.	The Fund’s investment objective is changed from “non-fundamental” to “fundamental.” Accordingly, the following change is made:

A.	On page 23 of the Prospectus, under the heading “Additional Information About the Funds – Additional Information About Investment Policies and Strategies – Investment Objectives,” the last paragraph is deleted and replaced with the following:

With the exception of the American Beacon Shapiro SMID Cap Equity Fund, each Fund’s investment objective(s) is “non-fundamental,” which means that it may be changed by the Funds’ Board without the approval of Fund shareholders. The American Beacon Shapiro SMID Cap Equity Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.

III.	The Fund’s diversification classification is changed from “non-diversified” to “diversified,” as such term is defined in the Investment Company Act of 1940, as amended. Accordingly, the following changes are made:

A.	On page 8 of the Prospectus and page 2 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon Shapiro SMID Cap Equity Fund – Principal Investment Strategies,” the last paragraph is deleted.

B.	On page 8 of the Prospectus and page 3 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon Shapiro SMID Cap Equity Fund – Principal Risks,” the following is added before “Investment Risk”:

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies than other diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other diversified funds.

C.	On page 10 of the Prospectus and page 4 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon Shapiro SMID Cap Equity Fund – Principal Risks,” “Non-Diversification Risk” is deleted in its entirety.

D.	On page 28 of the Prospectus, under the heading “Additional Information About the Funds – Additional Information About Risks,” a new row, “Focused Holdings Risk” is added to the table above “Foreign Investing Risk,” and an “X” is added to the table under “American Beacon Shapiro SMID Cap Equity Fund” in the new row pertaining to “Focused Holdings Risk.”

E.	On page 28 of the Prospectus, under the heading “Additional Information About the Funds – Additional Information About Risks,” the “X” under “American Beacon Shapiro SMID Cap Equity Fund” in the row pertaining to “Non-Diversification Risk” is deleted.

F.	On page 34 of the Prospectus, under the heading “Additional Information About the Funds – Additional Information About Risks,” the following is added before “Foreign Investing Risk”:

Focused Holdings Risk
Because a Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single stock may have a greater impact on a Fund’s NAV and total return when compared to other funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase a Fund’s volatility.

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American Beacon Shapiro SMID Cap Equity Fund

Supplement dated June 21, 2022 to the Statement of Additional Information (“SAI”) dated October 28, 2021, as previously amended or supplemented

The Board of Trustees of the American Beacon Funds has approved certain changes to the diversification policy for the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”). Therefore, effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

I.	The Fund’s diversification classification is changed from “non-diversified” to “diversified” within the meaning of the Investment Company Act of 1940, as amended. Accordingly, the following changes are made:

A.	On page 1 of the SAI, under the heading “Organization and History of the Funds,” the third sentence is deleted and replaced with the following:

The American Beacon SSI Alternative Income Fund and American Beacon Shapiro SMID Cap Equity Fund are “diversified,” and the American Beacon Shapiro Equity Opportunities Fund is “non-diversified,” as those terms are defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”).

B.	On page 1 of the SAI, in the section under the heading “Non-Diversified Status,” all references to the Fund are deleted.

C.	On page 28 of the SAI, under the heading “Investment Restrictions – Fundamental Investment Restrictions,” restriction number 7 is deleted and replaced with the following:

The American Beacon SSI Alternative Income Fund and the American Beacon Shapiro SMID Cap Equity Fund may not invest more than 5% of each Fund’s total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of each Fund’s total assets.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE